Segment Information (Reconciliation Of Revenue From Segments To Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 4,203	$ 4,265	$ 4,414	$ 4,675	$ 17,557	$ 18,512	$ 16,566
Excluded Realized Gain (Loss), Pre-Tax [Member]
Segment Reporting Information [Line Items]
Total revenues							(742)
Life Insurance Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					6,344	6,938	7,086
Annuities Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					4,102	4,258	4,067
Group Protection Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					5,303	4,994	4,792
Retirement Plan Services Segment [Member]
Segment Reporting Information [Line Items]
Total revenues					1,257	1,306	1,197
Other Operations [Member]
Segment Reporting Information [Line Items]
Total revenues					133	158	$ 166
Investment and Reinsurance Related Realized gain (Loss) [Member]
Segment Reporting Information [Line Items]
Total revenues					512	927
GLB Rider Fees Ceded To LNBAR [Member]
Segment Reporting Information [Line Items]
Total revenues					(932)	(888)
GLB And GDB Hedge Allowance [Member]
Segment Reporting Information [Line Items]
Total revenues					765	797
Indexed Product Net Derivative Results [Member]
Segment Reporting Information [Line Items]
Total revenues					$ 73	$ 22